Term Loans (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
2020	$ 141,875	$ 464,269
2021	464,269	464,269
2022	464,269	464,269
2023	77,335	77,336
Less current portion of principal payments	4,410,685	293,641	$ 14,247
Long-term portion of principal payments		3,262,434	$ 58,020
Secured Convertible Promissory Note [Member]
2019 (remainder)	187,500	293,642
2020	3,751,757	3,292,947
2021	375,000
2022	375,000
2023	93,750
Total payments	4,783,007	3,586,589
Less current portion of principal payments	4,783,007	293,642
Debt issuance costs, net	(372,322)	30,513
Long-term portion of principal payments		$ 3,262,434